Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

August 2, 2022

Filed via EDGAR (CIK # 0001645194)

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Legg Mason ETF Investment Trust

(Filing relates to ClearBridge All Cap Growth ESG ETF, ClearBridge Dividend Strategy ESG ETF, ClearBridge Large Cap Growth ESG ETF, Franklin International Low Volatility High Dividend Index ETF, Franklin U.S. Low Volatility High Dividend Index ETF, Royce Quant Small-Cap Quality Value ETF, Western Asset Short Duration Income ETF and Western Asset Total Return ETF (the “Funds”))

File Nos. 333-206784 and 811-23096

Dear Sir or Madam:

On behalf of Legg Mason ETF Investment Trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectuses and Statements of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would have not differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on July 22, 2022 and became effective on July 29, 2022.

Please direct any questions or comments relating to this filing to me at (215) 564-8521.

Sincerely,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr., Esq.